June 12, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Six Circles Trust (the “Trust”)

To Whom it May Concern:

Transmitted herewith for filing by means of electronic submission via EDGAR on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 51 to the Trust’s registration statement under the 1933 Act and Amendment No. 52 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the registration of a new series of the Trust: Six Circles Multi-Strategy Fund (the “Fund”). Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective seventy-five days after filing.

Request for Selective Review

The Fund’s disclosure is based on the disclosure for the previously-reviewed Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”), which disclosure was based on the existing Six Circles Global Bond Fund (the “Global Bond Fund”). The Trust requests selective review of this filing in accordance with the release of the U.S. Securities and Exchange Commission (the “SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar, save for the primary changes noted below, to disclosure in the Prospectus and SAI for the Credit Opportunities Fund, which were filed with the SEC in Post-Effective Amendment No. 21 on May 1, 2020, pursuant to Rule 485(a) (SEC Accession No. 0001683863-20-008228) (and the current Prospectus and SAI for the Credit Opportunities Fund were last filed with the SEC in Post-Effective Amendment No. 49 on April 29, 2024, pursuant to Rule 485(b), SEC Accession No. 0001193125-24-121207, which also include disclosure regarding six other series of the Trust).

The primary substantive changes are described below:

1)	Investment objective and investment strategy have been updated to reflect a liquid alternatives strategy.

2)	Risk factors have been updated to reflect the change in investment strategy, though the risk factors are similar to the risk factors for the Credit Opportunities Fund.

3)	The Sub-Advisers for the Fund have not yet been finalized but it is anticipated that there will be some overlap with the Credit Opportunities Fund.

If you have any questions, please do not hesitate to call me at (212) 450-4930.

Sincerely,

/s/ Gregory S. Rowland
Gregory S. Rowland, Esq.
Davis Polk & Wardwell LLP